Accounts Receivable, Net	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 5 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	December 31,
	2019	2018
Accounts receivable	$42,606,485	$30,472,846
Less: Allowance for doubtful accounts	-	(422,340)
Accounts receivable, net	$42,606,485	$30,050,506

The changes in allowance for doubtful accounts consist of the following:

	For the Years Ended December 31,
	2019	2018	2017
Balance, beginning of the year	$422,340	$446,357	$-
Provision for doubtful accounts	-	-	429,803
Recovery of allowance for doubtful account	(420,456)	-	-
Translation adjustments	(1,884)	(24,017)	16,554
Balance, end of the year	$-	$422,340	$446,357